Document And Entity Information	Sep. 01, 2021
Document Information [Line Items]
Entity, Registrant Name	HG Holdings, Inc.
Document, Type	8-K/A
Document, Period End Date	Sep. 01, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-14938
Entity, Tax Identification Number	54-1272589
Entity, Address, Address Line One	2115 E. 7th Street, Suite 101
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28204
City Area Code	252
Local Phone Number	355-4610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 09-01-21
Amendment Flag	true
Entity, Central Index Key	0000797465